Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Intangible Assets, Net/Goodwill [Abstract]
INTANGIBLE ASSETS, NET
5.	INTANGIBLE ASSETS, NET

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Software	Capitalized software development costs	License	Total
	US$	US$	US$	US$

Balance as of January 1, 2017	2,294	6,874	6,330	15,498
Additions	31	1,858	-	1,889
Amortization expense	(60)	(670)	(212)	(942)
Foreign currency translation difference	11	23	35	69

Balance as of March 31, 2017	2,276	8,085	6,153	16,514

Balance as of January 1, 2018	2,529	11,600	5,875	20,004
Additions	139	1,478	-	1,617
Amortization expense	(29)	(1,339)	(236)	(1,604)
Foreign currency translation difference	98	243	230	571

Balance as of March 31, 2018	2,737	11,982	5,869	20,588

The intangible assets are amortized using the straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives of 3-10 years.

Amortization expense was US$942 and US$1,604 for the three months ended March 31, 2017 and 2018, respectively.

8.	INTANGIBLE ASSETS, NET

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Software	Capitalized software development costs	License	Total
	US$	US$	US$	US$

Balance as of January 1, 2016	2,337	3,266	7,659	13,262
Additions	315	4,915	-	5,230
Amortization expense	(205)	(1,098)	(843)	(2,146)
Foreign currency translation difference	(153)	(209)	(486)	(848)

Balance as of December 31, 2016	2,294	6,874	6,330	15,498
Additions	348	7,248	54	7,650
Amortization expense	(253)	(2,784)	(898)	(3,935)
Foreign currency translation difference	140	262	389	791

Balance as of December 31, 2017	2,529	11,600	5,875	20,004

The intangible assets are amortized using the straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives of 3-10 years.

Amortization expense was US$1,109, US$2,146 and US$3,935 for the years ended December 31, 2015, 2016 and 2017, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

US$

2018	6,407
2019	5,272
2020	3,322
2021	1,114
2022	1,090

17,205